Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	IM CANNABIS CORP.
Entity Central Index Key	0001792030
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	68,217,894
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2021
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40065
Document Registration Statement	false
Document Annual Report	true
Entity Incorporation, State or Country Code	L3
City Area Code	972
Local Phone Number	544331111
Entity Address, Postal Zip Code	4690500
Entity Address, Country	IL
Entity Address, Address Line One	Kibbutz
Entity Address, Address Line Two	Central District
Entity Address, City or Town	Glil Yam
Audited Annual Financial Statements	true
Annual Information Form	true
Title of 12(b) Security	Common Shares
Trading Symbol	IMCC
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
City Area Code	202
Local Phone Number	572-3133
Entity Address, Postal Zip Code	20005
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	DC
Entity Address, State or Province	WA